Stockholders' equity	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Stockholders' equity
20.	Stockholders’ equity
(1)	Common stock
The number of shares of common stock authorized as of March 31, 2023 and 2024 was 3,600,000,000 and as of March 31, 2025 was 18,000,000,000.
The following table shows the changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2023, 2024 and 2025. All of the shares of common stock of Sony Group Corporation are issued with no par value, and the issued stock was fully paid.

	Number of shares
	Fiscal year ended March 31
	2023	2024	2025* 1

Balance at beginning of the fiscal year	1,261,081,781	1,261,081,781	1,261,231,889

Issuance of new shares	-	150,108	-

Decrease by cancellation of treasury stock *2	-	-	(105,899,600)

Increase by stock split	-	-	4,994,478,356

Balance at end of the fiscal year	1,261,081,781	1,261,231,889	6,149,810,645

*1	As of October 1, 2024, Sony Group Corporation conducted a five-for-one stock split of its common stock.
*2
Included in the number of shares that were decreased by cancellation of treasury stock for the fiscal year ended March 31, 2025 were
 12,612,300 shares (before the stock split) cancelled on April 10, 2024 and 93,287,300 shares (after the stock split) cancelled on December 3, 2024.

As
of March 31, 2023, 2024 and 2025, the number of shares of treasury stock, which was included in the balance of common stock shares issued above, were 26,584,221 shares, 39,783,003 shares and 124,806,850 shares, respectively.
Sony Group Corporation may purchase its own shares at any time by a resolution of the Board of Directors up to the retained earnings available for dividends to shareholders, in accordance with the Companies Act of Japan.
Sony Group Corporation’s Board of Directors resolved and approved the setting of parameters for the repurchase of shares of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation at the meeting of the Board of Directors held on May 10, 2022. Under the above resolution, Sony Group Corporation repurchased 8,545,600 shares of its common stock for an amount of 89,118 million yen during the fiscal year ended March 31, 2023, and repurchased 798,000 shares of its common stock for an amount of 10,000 million yen during the fiscal year ended March 31, 2024.
Sony Group Corporation approved on May 17, 2023 by resolution of the Board of Directors the setting of parameters for the repurchase of shares of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation. Under the above resolution, Sony Group Corporation repurchased 14,869,300 shares of its common stock for an amount of 192,532 million yen during the fiscal year ended March 31, 2024, and repurchased 572,400 shares (before the stock split) of its common stock for an amount of 7,468 million yen during the fiscal year ended March 31, 2025.
Sony Group Corporation approved on May 14, 2024 by resolution of the Board of Directors the establishment of a facility for the repurchase of shares of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation. Under the above resolution, Sony Group Corporation repurchased 93,287,300 shares (after the stock split) of its common stock for an amount of 250,000 million yen during the fiscal year ended March 31, 2025.
Sony Group Corporation’s Board of Directors resolved and approved the establishment of a facility for the repurchase of shares of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation at the meeting of the Board of Directors held on February 13
,
2025. Under the above resolution, Sony Group Corporation repurchased 7,715,800 shares of its common stock for an amount of 27,930 million yen during the fiscal year ended March 31, 2025.

(2)	Additional paid-in capital
Additional
paid-in
capital consists of surplus that is derived from equity transactions and not recorded in common stock, and its primary component is capital reserves. The Companies Act of Japan provides that no less than 50% of the paid-in
amount or proceeds of issuance of shares shall be incorporated in common stock, and that the remaining shall be incorporated in capital reserves. Capital reserves may be incorporated in common stock upon approval of the General Meeting of Shareholders.

(3)	Retained earnings
Retained earnings consist of legal reserves and accumulated earnings. The Companies Act of Japan provides that earnings in an amount equal to 10% of cash dividends from retained earnings shall be appropriated as a capital reserve or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital reserve and legal reserve equals 25% of common stock. Legal reserves may be used upon approval of the General Meeting of Shareholders.
Dividends whose record date falls in the fiscal years ended March 31, 2024 and 2025, and whose effective date falls in the subsequent period are as follows:

(Resolution)	Type of shares	Total amount of dividends (Yen in millions)	Source of dividends	Dividends per share (Yen)		Record date	Effective date
Board of Directors May 14, 2024	Common stock	54,965	Retained earnings	45.00	* 1	March 31, 2024	June 10, 2024
Board of Directors May 14, 2025	Common stock	60,250	Retained earnings	10.00	* 2	March 31, 2025	June 2, 2025
As of October 1, 2024, Sony Group Corporation conducted a five-for-one stock split of its common stock.
*1 The amount prior to the stock split.
*2 The amount after the stock split.

(4)	Other comprehensive income
Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen in millions
	Balance at April 1, 2022	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Balance at March 31, 2023
Changes in equity instruments measured at fair value through other comprehensive income	27,412	(36,862)	298	(9,152)
Changes in debt instruments measured at fair value through other comprehensive income	859,037	(819,192)	-	39,845
Cash flow hedges	6,034	12,379	-	18,413
Remeasurement of defined benefit pension plans	-	18,891	(18,891)	-
Exchange differences on translating foreign operations	337,678	175,525	-	513,203
Insurance finance income (expenses)	(1,911,350)	727,716	-	(1,183,634)
Share of other comprehensive income of investments accounted for using the equity method	2,864	3,699	-	6,563
Other	336	(144)	-	192

Total	(677,989)	82,012	(18,593)	(614,570)

	Yen in millions
	Balance at April 1, 2023	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Balance at March 31, 2024
Changes in equity instruments measured at fair value through other comprehensive income	(9,152)	(53,814)	(12,326)	(75,292)
Changes in debt instruments measured at fair value through other comprehensive income	39,845	(704,636)	-	(664,791)
Cash flow hedges	18,413	1,352	-	19,765
Remeasurement of defined benefit pension plans	-	25,875	(25,875)	-
Exchange differences on translating foreign operations	513,203	439,490	-	952,693
Insurance finance income (expenses)	(1,183,634)	563,396	-	(620,238)
Share of other comprehensive income of investments accounted for using the equity method	6,563	5,348	(20)	11,891
Other	192	(283)	-	(91)

Total	(614,570)	276,728	(38,221)	(376,063)

	Yen in millions
	Balance at April 1, 2024	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Balance at March 31, 2025
Changes in equity instruments measured at fair value through other comprehensive income	(75,292)	(12,531)	29,508	(58,315)

Changes in debt instruments measured at fair value through other comprehensive income	(664,791)	(681,515)	-	(1,346,306)

Cash flow hedges	19,765	(4,295)	-	15,470

Remeasurement of defined benefit pension plans	-	10,583	(10,583)	-

Exchange differences on translating foreign operations	952,693	(79,179)	-	873,514

Insurance finance income (expenses)	(620,238)	568,291	(8,738)	(60,685)

Share of other comprehensive income of investments accounted for using the equity method	11,891	(1,248)	(1)	10,642

Other	(91)	(676)	-	(767)

Total	(376,063)	(200,570)	10,186	(566,447)

Each component of other comprehensive income and the related tax effect including noncontrolling interests for the fiscal years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2023	2024	2025
Items that will not be reclassified to profit or loss

Changes in equity instruments measured at fair value through other comprehensive income

Amount incurred during the year	(45,708)	(70,838)	(16,607)

Total before tax	(45,708)	(70,838)	(16,607)

Tax expense or (benefit)	8,846	17,024	4,076

Net of tax	(36,862)	(53,814)	(12,531)

Remeasurement of defined benefit pension plans
Amount incurred during the year	27,136	37,225	15,133

Total before tax	27,136	37,225	15,133

Tax expense or (benefit)	(8,245)	(11,350)	(4,550)

Net of tax	18,891	25,875	10,583

Share of other comprehensive income of investments accounted for using the equity method

Amount incurred during the year	197	704	(1,287)

Total before tax	197	704	(1,287)

Tax expense or (benefit)	(52)	(91)	376

Net of tax	145	613	(911)

Total	(17,826)	(27,326)	(2,859)

Items that may be reclassified subsequently to profit or loss

Changes in debt instruments measured at fair value through other comprehensive income

Amount incurred during the year	(1,132,497)	(973,877)	(975,677)

Reclassification to profit or loss	(5,300)	(4,713)	4,537

Total before tax	(1,137,797)	(978,590)	(971,140)

Tax expense or (benefit)	318,605	273,954	289,625

Net of tax	(819,192)	(704,636)	(681,515)

Cash flow hedges
Amount incurred during the year	(12,975)	(15,032)	(5,384)

Reclassification to profit or loss	30,813	16,982	433

Total before tax	17,838	1,950	(4,951)

Tax expense or (benefit)	(5,459)	(598)	656

Net of tax	12,379	1,352	(4,295)

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2023	2024	2025

Insurance finance income (expenses)
Amount incurred during the year	1,010,717	782,495	788,366
Reclassification to profit or loss	-	-	-

Total before tax	1,010,717	782,495	788,366

Tax expense or (benefit)	(283,001)	(219,099)	(220,075)

Net of tax	727,716	563,396	568,291

Exchange differences on translating foreign operations
Amount incurred during the year	177,645	441,943	(78,193)

Reclassification to profit or loss	630	463	(1,073)

Total before tax	178,275	442,406	(79,266)

Tax expense or (benefit)	-	-	-

Net of tax	178,275	442,406	(79,266)
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	3,554	4,735	(337)

Reclassification to profit or loss	-	-	-

Total before tax	3,554	4,735	(337)
Tax expense or (benefit)	-	-	-

Net of tax	3,554	4,735	(337)
Other
Amount incurred during the year	(200)	(393)	(953)

Reclassification to profit or loss	-	-	-

Total before tax	(200)	(393)	(953)

Tax expense or (benefit)	56	110	277

Net of tax	(144)	(283)	(676)

Total	102,588	306,970	(197,798)

Total other comprehensive income	84,762	279,644	(200,657)